Organization and Principal Activities (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 16, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consideration value		$ 131,300,000
Business combination agreement, description	On June 16, 2020, the Company consummated the Business Combination (the “Closing”) and each of PAAC and LFGL became a wholly-owned subsidiary of the Company and the Company became a new public company owned by the prior stockholders of PAAC and the prior shareholders of LFGL, where each outstanding share of PAAC common stock has been exchanged for one Class A ordinary share of the Company, each outstanding warrant of PAAC has been exchanged for one warrant of the Company and each outstanding right of PAAC has been exchanged for one-tenth of one Class A ordinary share of the Company, resulting in 4,507,574 Class A ordinary shares and 17,795,000 warrants being issued to PAAC stockholders; and where the Company acquired all of the issued and outstanding shares of LFGL, i.e. 50,000 ordinary shares of LFGL from each of LFGL shareholders, in exchange for 12,891,602 ordinary shares (including 3,140,388 Class A and 9,751,214 Class B, “Exchange Shares”) of the Company, valued at a price per share equal to the price at which each share of PAAC common stock was redeemed, i.e. $10.185 per share.
Reverse recapitalization, description		The equity is restated using the exchange ratio of 141.81 established in the reverse recapitalization transaction, which is 7,090,381 (the number of Exchange Shares excluding Escrow Shares, see below) divided by 50,000, to reflect the equity structure of the legal acquirer, LGHL.
Ordinary shares adjustment, description		The par value of ordinary shares was adjusted retrospectively from $0 to $709, and the difference of $709 was adjusted retrospectively as additional paid-in capital as of January 1, 2018.
Net assets		$ 171,357
Transaction costs for legal				$ 2,400,000
Additional paid in capital		$ 2,400,000
Earnout escrow shares, description		1,933,740 Class B ordinary shares being 15% of the Exchange Shares (“Indemnity Escrow Shares”) otherwise issuable to LFGL shareholders are set aside in escrow for a period of 24 months after the closing to satisfy any post-closing purchase price adjustment and indemnification claims prescribed in the Business Combination Agreement. Additionally, 3,876,481 Class B ordinary shares being 30% of the Exchange Shares (the “Earnout Escrow Shares”, together with any dividends, distributions or other income on the Earnout Escrow Shares, the “Earnout Escrow Property”) otherwise issuable to LFGL shareholders are set aside in escrow until released upon the satisfaction of certain financial milestones below: ● In the event that the net income for the calendar year ended December 31, 2021 (the “2021 Net Income”), as set forth in LGHL’s audited financial statements, is equal to or greater than $19,000,000 (the “First Net Income Target”), then, the Class B Sellers’ rights to 50% of the Earnout Escrow Property (the “First Half Earnout Property”) shall vest and shall no longer be subject to forfeiture. If the 2021 Net Income is less than the First Net Income Target, but is equal to or greater than $9,500,000, then the Sellers’ rights to 50% of the First Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the First Half Earnout Property will be forfeited. ● In the event that the net income for the calendar year ended December 31, 2022 (the “2022 Net Income”), as set forth in LGHL’s audited financial statements, is equal to or greater than $21,850,000 (the “Second Net Income Target”), then the Class B Sellers’ rights to the remaining Earnout Escrow Property (after giving effect to any forfeitures for the 2021 calendar year, the “Second Half Earnout Property”) shall vest and shall no longer be subject to forfeiture. If the 2022 Net Income is less than the Second Net Income Target, but is equal to or greater than $10,925,000, then the Class B Sellers’ rights to 50% of the Second Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the Second Half Earnout Property will be forfeited.
Total revenue, percentage		34.00%	68.00%
Commissions expense, percentage		68.00%	68.20%
Insurance brokerage sales, description		For the six months ended June 30, 2022 and 2021, the Group placed 79% (less than 10% of the total revenue for the six months of 2022) and 82% (less than 10% of total revenue for the first six months of 2021) of its insurance brokerage sales with one insurance provider.